Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $23,284,199)	1,499,824	$51,413,985

AFFILIATED FIXED INCOME FUNDS — 39.7%
Penn Series Quality Bond Fund* (Cost $29,965,782)	2,020,353	34,164,165

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $312,221)	312,221	312,221
TOTAL INVESTMENTS — 99.9% (Cost $53,562,202)		$85,890,371
Other Assets & Liabilities — 0.1%		104,531
TOTAL NET ASSETS — 100.0%		$85,994,902

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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